UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00159)

Exact name of registrant as specified in charter:	Putnam Investors Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2018

Date of reporting period:	April 30, 2018

Item 1. Schedule of Investments:

Putnam Investors Fund

The fund's portfolio
4/30/18 (Unaudited)

COMMON STOCKS (98.9%)(a)
			Shares	Value

Aerospace and defense (1.9%)

Boeing Co. (The)			98,100	$32,722,236

General Dynamics Corp.			29,200	5,878,252

				38,600,488
Air freight and logistics (0.6%)

FedEx Corp.			50,615	12,512,028

				12,512,028
Airlines (0.9%)

Delta Air Lines, Inc.			91,400	4,772,908

Southwest Airlines Co.			249,400	13,175,802

				17,948,710
Auto components (1.1%)

Lear Corp.			72,100	13,480,537

Pirelli & C SpA (Italy)(NON)			1,025,138	8,887,451

				22,367,988
Automobiles (0.5%)

General Motors Co.			302,300	11,106,502

				11,106,502
Banks (7.9%)

Bank of America Corp.			1,605,342	48,031,833

Citigroup, Inc.			506,017	34,545,781

JPMorgan Chase & Co.			612,273	66,603,057

SunTrust Banks, Inc.			157,400	10,514,320

				159,694,991
Beverages (1.5%)

Coca-Cola Co. (The)			144,400	6,239,524

Molson Coors Brewing Co. Class B			72,398	5,157,634

PepsiCo, Inc.			178,800	18,048,072

				29,445,230
Biotechnology (3.5%)

AbbVie, Inc.			154,900	14,955,595

Amgen, Inc.			153,194	26,729,289

Biogen, Inc.(NON)			50,100	13,707,360

Gilead Sciences, Inc.			221,600	16,006,168

				71,398,412
Building products (0.2%)

Owens Corning			63,000	4,125,870

				4,125,870
Capital markets (5.1%)

Ameriprise Financial, Inc.			97,700	13,698,517

Bank of New York Mellon Corp. (The)			111,600	6,083,316

Goldman Sachs Group, Inc. (The)			135,000	32,174,550

Invesco, Ltd.			193,882	5,616,762

KKR & Co. LP			459,700	9,626,118

Morgan Stanley			461,600	23,827,792

State Street Corp.			132,900	13,260,762

				104,287,817
Chemicals (1.7%)

CF Industries Holdings, Inc.			377,100	14,631,480

DowDuPont, Inc.			257,377	16,276,521

LyondellBasell Industries NV Class A			40,500	4,282,065

				35,190,066
Commercial services and supplies (0.5%)

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $31) (Private) (Germany)(NON)(F)(RES)			23	21

New Middle East Other Assets GmbH (acquired 8/2/13, cost $12) (Private) (Germany)(NON)(F)(RES)			9	8

Waste Management, Inc.			134,100	10,900,989

				10,901,018
Communications equipment (2.1%)

Cisco Systems, Inc.			960,900	42,558,261

				42,558,261
Consumer finance (0.7%)

Capital One Financial Corp.			162,700	14,743,874

				14,743,874
Diversified financial services (2.7%)

Alignvest Acquisition II Corp. Class A (Canada)(NON)			513,470	3,915,161

Berkshire Hathaway, Inc. Class B(NON)			87,500	16,951,375

Capitol Investment Corp. IV (Units)(NON)			306,859	3,123,825

Easterly Acquisition Corp.(NON)(S)			736,300	7,547,075

Federal Street Acquisition Corp. (Units)(NON)			480,200	4,950,862

Gores Holdings II, Inc. (Units)(NON)			225,000	2,412,000

Haymaker Acquisition Corp. (Units)(NON)			283,476	2,829,090

J2 Acquisition, Ltd. (British Virgin Islands)(NON)			556,346	5,268,597

TPG Pace Holdings Corp. (Units)(NON)			682,507	7,084,423

				54,082,408
Diversified telecommunication services (1.5%)

AT&T, Inc.			627,352	20,514,410

Verizon Communications, Inc.			197,300	9,736,755

				30,251,165
Electric utilities (1.6%)

Entergy Corp.			150,400	12,271,136

Exelon Corp.			308,200	12,229,376

FirstEnergy Corp.			248,800	8,558,720

				33,059,232
Electrical equipment (0.6%)

Emerson Electric Co.			186,800	12,405,388

				12,405,388
Energy equipment and services (—%)

Select Energy Services, Inc. 144A Class A-1(NON)			21,570	324,629

				324,629
Equity real estate investment trusts (REITs) (1.2%)

American Tower Corp.			33,156	4,521,152

Armada Hoffler Properties, Inc.			626,286	8,498,701

Easterly Government Properties, Inc.			536,744	11,062,294

				24,082,147
Food and staples retail (3.1%)

Costco Wholesale Corp.			54,400	10,725,504

Kroger Co. (The)			436,900	11,005,511

Walgreens Boots Alliance, Inc.			146,355	9,725,290

Walmart, Inc.			343,100	30,350,626

				61,806,931
Food products (1.0%)

Archer-Daniels-Midland Co.			230,400	10,455,552

Kraft Heinz Co. (The)			36,889	2,079,802

McCormick & Co., Inc. (non-voting shares)			71,591	7,546,407

				20,081,761
Health-care equipment and supplies (2.1%)

Baxter International, Inc.			268,600	18,667,700

Becton Dickinson and Co.			101,000	23,418,870

				42,086,570
Health-care providers and services (3.8%)

Anthem, Inc.			62,000	14,631,380

Cigna Corp.			55,000	9,450,100

CVS Health Corp.			187,810	13,114,772

HCA Healthcare, Inc.			128,595	12,311,685

Humana, Inc.			49,300	14,503,074

McKesson Corp.			82,700	12,918,567

				76,929,578
Hotels, restaurants, and leisure (2.2%)

Hyatt Hotels Corp. Class A			66,300	5,096,481

Las Vegas Sands Corp.			163,700	12,004,121

Penn National Gaming, Inc.(NON)			260,193	7,886,450

Playa Hotels & Resorts NV(NON)			496,235	5,111,221

Wyndham Worldwide Corp.			111,500	12,734,415

Wynn Resorts, Ltd.			11,100	2,066,709

				44,899,397
Household durables (0.7%)

HC Brillant Services GmbH (acquired 8/2/13, cost $31) (Private) (Germany)(NON)(F)(RES)			46	42

PulteGroup, Inc.			499,100	15,152,676

				15,152,718
Household products (0.7%)

Kimberly-Clark Corp.			55,800	5,777,532

Procter & Gamble Co. (The)			115,300	8,340,802

				14,118,334
Independent power and renewable electricity producers (0.6%)

NRG Energy, Inc.			383,700	11,894,700

				11,894,700
Insurance (1.6%)

American International Group, Inc.			151,850	8,503,600

Assured Guaranty, Ltd.			246,000	8,927,340

Lincoln National Corp.			155,500	10,984,520

Prudential Financial, Inc.			38,000	4,040,160

				32,455,620
Internet and direct marketing retail (1.8%)

Amazon.com, Inc.(NON)			23,200	36,334,216

Global Fashion Group SA (acquired 8/2/13, cost $1,535,904) (Private) (Luxembourg)(NON)(F)(RES)			36,256	352,035

				36,686,251
Internet software and services (5.1%)

Alphabet, Inc. Class A(NON)			19,200	19,556,736

Alphabet, Inc. Class C(NON)			35,894	36,516,043

Delivery Hero Holding GmbH (Germany)(NON)			197,269	9,419,591

eBay, Inc.(NON)			162,600	6,159,288

Facebook, Inc. Class A(NON)			189,000	32,508,000

				104,159,658
IT Services (3.1%)

DXC Technology Co.			123,626	12,740,896

IBM Corp.			85,600	12,408,576

Mastercard, Inc. Class A			96,600	17,220,882

Visa, Inc. Class A			156,500	19,856,720

				62,227,074
Machinery (1.6%)

Caterpillar, Inc.			159,300	22,996,548

Deere & Co.			67,200	9,094,176

				32,090,724
Media (2.5%)

Comcast Corp. Class A			715,200	22,450,128

Live Nation Entertainment, Inc.(NON)			262,400	10,356,928

Walt Disney Co. (The)			185,600	18,621,248

				51,428,304
Metals and mining (1.1%)

Alcoa Corp.(NON)			198,686	10,172,723

Freeport-McMoRan, Inc. (Indonesia)(NON)			842,300	12,811,383

				22,984,106
Multiline retail (0.6%)

Target Corp.			177,300	12,871,980

				12,871,980
Oil, gas, and consumable fuels (7.3%)

Boardwalk Pipeline Partners LP			789,100	8,972,067

ConocoPhillips			340,200	22,283,100

Devon Energy Corp.			96,800	3,516,744

Encana Corp. (Canada)			468,300	5,844,384

Enterprise Products Partners LP			420,600	11,288,904

Exxon Mobil Corp.			172,825	13,437,144

Kimbell Royalty Partners LP			195,197	3,464,747

Marathon Oil Corp.			478,200	8,727,150

Plains GP Holdings LP Class A(NON)			183,519	4,444,830

Royal Dutch Shell PLC ADR Class A (United Kingdom)			365,085	25,519,442

Suncor Energy, Inc. (Canada)			267,200	10,215,056

TOTAL SA ADR (France)			222,695	13,942,934

Valero Energy Corp.			138,700	15,385,991

				147,042,493
Pharmaceuticals (3.2%)

Jazz Pharmaceuticals PLC(NON)			71,011	10,796,512

Johnson & Johnson			246,500	31,179,785

Pfizer, Inc.			600,326	21,977,935

				63,954,232
Professional services (0.4%)

ManpowerGroup, Inc.			76,700	7,341,724

				7,341,724
Real estate management and development (0.7%)

CBRE Group, Inc. Class A(NON)			200,500	9,084,655

Kennedy-Wilson Holdings, Inc.			287,900	5,455,705

				14,540,360
Road and rail (0.6%)

Norfolk Southern Corp.			77,600	11,133,272

				11,133,272
Semiconductors and semiconductor equipment (3.6%)

Applied Materials, Inc.			356,900	17,727,223

Intel Corp.			437,400	22,578,588

Lam Research Corp.			97,800	18,098,868

Texas Instruments, Inc.			147,500	14,960,925

				73,365,604
Software (6.5%)

Adobe Systems, Inc.(NON)			44,000	9,750,400

Dell Technologies, Inc. Class V(NON)			108,225	7,767,308

Microsoft Corp.			1,045,000	97,728,396

Oracle Corp.			356,134	16,264,640

				131,510,744
Specialty retail (3.4%)

Best Buy Co., Inc.			213,100	16,308,543

Children's Place, Inc. (The)			50,200	6,403,010

Gap, Inc. (The)			239,000	6,988,360

Home Depot, Inc. (The)			138,100	25,520,880

Lowe's Cos., Inc.			169,700	13,988,371

				69,209,164
Technology hardware, storage, and peripherals (4.6%)

Apple, Inc.			498,169	82,327,409

HP, Inc.			529,692	11,383,081

				93,710,490
Textiles, apparel, and luxury goods (0.5%)

Hanesbrands, Inc.			500,100	9,236,847

				9,236,847
Trading companies and distributors (0.7%)

United Rentals, Inc.(NON)			88,200	13,230,000

				13,230,000

Total common stocks (cost $1,479,398,313)				$2,005,234,860

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
			Shares	Value

Becton Dickinson and Co. Ser. A, $3.063 cv. pfd.			62,395	$3,751,187

Total convertible preferred stocks (cost $3,119,750)				$3,751,187

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Alignvest Acquisition II Corp. Class A (Canada)	7/4/22	CAD 11.50	256,735	$129,972

Easterly Acquisition Corp.	7/29/20	$11.50	368,150	294,410

J2 Acquisition, Ltd. (British Virgin Islands)	10/10/20	11.50	556,346	272,610

Total warrants (cost $262,353)				$696,992

SHORT-TERM INVESTMENTS (0.9%)(a)
			Shares	Value

Putnam Short Term Investment Fund 1.88%(AFF)			18,472,914	$18,472,914

Putnam Cash Collateral Pool, LLC 1.95%(AFF)			4,200	4,200

Total short-term investments (cost $18,477,114)				$18,477,114

TOTAL INVESTMENTS

Total investments (cost $1,501,257,530)				$2,028,160,153

Key to holding's currency abbreviations
CAD	Canadian Dollar
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2017 through April 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,027,533,825.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $352,106, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 7/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 4/30/18

	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$48,029,150	$337,163,314	$385,188,264	$498,099	$4,200
	Putnam Short Term Investment Fund**	28,268,726	268,138,438	277,934,250	353,598	18,472,914

	Total Short-term investments	$76,297,876	$605,301,752	$663,122,514	$851,697	$18,477,114
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $4,200, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $4,120.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$263,719,623	$8,887,451	$352,077
Consumer staples	125,452,256	—	—
Energy	147,042,493	324,629	—
Financials	365,264,710	—	—
Health care	254,368,792	—	—
Industrials	160,289,193	—	29
Information technology	498,112,240	9,419,591	—
Materials	58,174,172	—	—
Real estate	38,622,507	—	—
Telecommunication services	30,251,165	—	—
Utilities	44,953,932	—	—
Total common stocks	1,986,251,083	18,631,671	352,106
Convertible preferred stocks	—	3,751,187	—
Warrants	696,992	—	—
Short-term investments	18,472,914	4,200	—

Totals by level	$2,005,420,989	$22,387,058	$352,106

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$696,992	$—

Total	$696,992	$—

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Warrants (number of warrants)		1,200,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investors Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: June 29, 2018